SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	125,411	132,058
Shares committed to be released	9,338	9,338
Unearned shares	103,636	122,311
Total ESOP shares	238,385	263,707
Fair value of unearned shares at End of period (dollars in thousands)	$ 850	$ 1,025